INCOME TAXES Income Taxes - Tax Reform (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Income Tax Disclosure [Abstract]
Tax Cuts and Jobs Act, Change in Tax Rate, Deferred Tax Liability, Income Tax Benefit		$ 118
Tax Cuts and Jobs Act, Transition Tax for Accumulated Foreign Earnings, Income Tax Expense	$ 65	$ 59